Marketable Investments (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Sep. 30, 2024
Investments, All Other Investments [Abstract]
Schedule of Available for Sale Securities

	As of June 30, 2024
		Gross	Gross
	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value

Available-for-sale, short-term investments:
Investment in trading securities	$214	$-	$-	$214
Total available-for-sale, short-term investments	$214	$-	$-	$214

	As of September 30, 2024
		Gross	Gross
	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value

Available-for-sale, short-term investments:
Investment in trading securities	$78	$3	$-	$81
Total available-for-sale, short-term investments	$78	$3	$-	$81